Supplementary cash flow information	3 Months Ended
Mar. 31, 2019
Supplementary cash flow information
Supplementary cash flow information

15. Supplementary cash flow information

The following additional information is provided with respect to net cash provided by (used in) investing activities:

Details for net cash provided by (used in) investing activities in € THOUS
	For the three months ended March 31,
	2019	2018
Details for acquisitions
Assets acquired	(2.082.291)	(36.062)
Liabilities assumed	190.406	2.608
Noncontrolling interests subject to put provisions	12.679	-
Noncontrolling interests	10.492	-
Non-cash consideration	6.518	2.864
Cash paid	(1.862.196)	(30.590)
Less cash acquired	42.496	252
Net cash paid for acquisitions	(1.819.700)	(30.338)

Cash paid for investments	(282)	(146.867)
Cash paid for intangible assets	(8.543)	(4.198)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	(1.828.525)	(181.403)

Details for divestitures
Cash received from sale of subsidiaries or other businesses, less cash disposed	6.782	-
Cash received from divestitures of securities	4.230	82
Cash received from repayment of loans	-	76
Proceeds from divestitures	11.012	158

Acquisitions of the last twelve months decreased net income (net income attributable to shareholders of FMC-AG & Co. KGaA) for the three months ended March 31, 2019 by €12,593 (excluding the costs of the acquisitions).